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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION


                       CREDIT SUISSE WARBURG PINCUS TRUST

                           EMERGING GROWTH PORTFOLIO

The following information modifies certain information contained in the portfolio's Prospectus and Statement of Additional Information.

In light of the portfolio's growth stock emphasis, the portfolio has changed its performance benchmarks. Previously, the portfolio compared its performance to the performance of the Russell 2000 and the Russell 2500 Indices. Effective May 1, 2001, the portfolio compares its performance to the Russell 2500 Index and the Russell Midcap Growth Index. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also included in the Russell 1000 Growth Index. For the one-year and since inception September 13, 1999 periods ended December 31, 2000, the average annual total returns for the Russell Midcap Growth Index were -11.75% and 13.91%, respectively.

Dated: May 4, 2001                                                TREMG-16-0501
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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION


                       CREDIT SUISSE WARBURG PINCUS TRUST

                                VALUE PORTFOLIO

The following information modifies certain information contained in the portfolio's Prospectus and Statement of Additional Information.

In light of the portfolio's value stock emphasis, effective May 1, 2001, the portfolio has added the Standard & Poor's/BARRA Value Index as a performance benchmark. The Standard & Poor's/BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios. For the one-year and since inception (October 31, 1997) periods ended December 31, 2000, the average annual total returns for the Standard & Poor's/BARRA Value Index were 6.07% and 12.56%, respectively. The fund will continue to compare its performance to the Standard & Poor's 500 Index.

Dated: May 4, 2001                                                TRVAL-16-0501